BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 84.0%
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 1.2%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$8,500,000	$6,651,575	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	12,103,000	8,607,268	(a)
Cogent Communications Group Inc., Senior Notes	7.000%	6/15/27	6,796,000	6,771,899	(a)

Total Diversified Telecommunication Services				22,030,742

Entertainment - 0.6%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	11,054,000	9,746,342	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	610,000	581,143	(a)

Total Entertainment				10,327,485

Interactive Media & Services - 2.8%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	27,086,000	23,534,573	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	17,925,000	16,290,107	(a)
TripAdvisor Inc., Senior Notes	7.000%	7/15/25	11,165,000	11,143,148	(a)

Total Interactive Media & Services				50,967,828

Media - 2.4%
Cable One Inc., Senior Notes	4.000%	11/15/30	15,469,000	12,084,101	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	15,297,000	14,188,892
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	3,000,000	2,528,226
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	2,378,000	2,234,104	(a)
LCPR Senior Secured Financing DAC, Senior Secured Notes	5.125%	7/15/29	2,747,000	2,302,916	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	11,488,000	7,069,762
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	7,616,000	4,671,584

Total Media				45,079,585

Wireless Telecommunication Services - 0.2%
CSC Holdings LLC, Senior Notes	5.500%	4/15/27	5,000,000	4,478,468	(a)

TOTAL COMMUNICATION SERVICES				132,884,108

CONSUMER DISCRETIONARY - 14.7%
Automobiles - 1.0%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	5,210,000	5,157,294
Ford Motor Credit Co. LLC, Senior Notes	4.063%	11/1/24	10,137,000	10,033,589

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report	1

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - continued
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	$1,963,000	$1,946,001
Nissan Motor Acceptance Co. LLC, Senior Notes	1.125%	9/16/24	1,943,000	1,899,369	(a)

Total Automobiles				19,036,253

Broadline Retail - 1.2%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	4,394,000	3,681,570
Nordstrom Inc., Senior Notes	2.300%	4/8/24	500,000	499,782
QVC Inc., Senior Secured Notes	4.375%	9/1/28	6,959,000	5,583,918
QVC Inc., Senior Secured Notes	5.450%	8/15/34	16,882,000	11,235,061

Total Broadline Retail				21,000,331

Diversified Consumer Services - 1.0%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	11,597,000	11,111,752	(a)
Graham Holdings Co., Senior Notes	5.750%	6/1/26	7,969,000	7,897,418	(a)

Total Diversified Consumer Services				19,009,170

Hotels, Restaurants & Leisure - 8.2%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	28,866,000	26,999,172	(a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	26,614,000	27,409,625	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	2,838,000	2,837,795	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	28,402,000	28,422,813	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,595,000	1,578,478
Lindblad Expeditions Holdings Inc., Senior Secured Notes	9.000%	5/15/28	5,580,000	5,905,119	(a)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	12,772,000	12,880,945	(a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	4,760,000	4,411,432	(a)
Royal Caribbean Cruises Ltd., Senior Secured Notes	8.250%	1/15/29	1,369,000	1,450,135	(a)
Travel + Leisure Co., Senior Secured Notes	4.500%	12/1/29	6,157,000	5,665,785	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	25,969,000	25,997,774	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	7,679,000	7,718,484	(a)

Total Hotels, Restaurants & Leisure				151,277,557

Household Durables - 0.5%
Century Communities Inc., Senior Notes	6.750%	6/1/27	2,730,000	2,742,935
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	6,655,000	6,953,410	(a)

Total Household Durables				9,696,345

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 2.7%
Arko Corp., Senior Notes	5.125%	11/15/29	$18,885,000	$15,650,812	(a)
eG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	7,723,000	8,215,511	(a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	9,733,000	9,170,345	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	18,186,000	17,298,270	(a)

Total Specialty Retail				50,334,938

Textiles, Apparel & Luxury Goods - 0.1%
VF Corp., Senior Notes	2.950%	4/23/30	2,441,000	2,016,688

TOTAL CONSUMER DISCRETIONARY				272,371,282

CONSUMER STAPLES - 3.4%
Food Products - 0.3%
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	7,292,000	6,580,708

Tobacco - 3.1%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	18,460,000	18,161,613	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	41,783,000	38,752,462	(a)

Total Tobacco				56,914,075

TOTAL CONSUMER STAPLES				63,494,783

ENERGY - 12.2%
Energy Equipment & Services - 1.2%
Transocean Aquila Ltd., Senior Secured Notes	8.000%	9/30/28	8,245,000	8,485,845	(a)
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	12,996,000	13,575,180	(a)

Total Energy Equipment & Services				22,061,025

Oil, Gas & Consumable Fuels - 11.0%
Baytex Energy Corp., Senior Notes	8.750%	4/1/27	9,593,000	10,012,694	(a)
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	4,992,000	5,217,005	(a)
CITGO Petroleum Corp., Senior Secured Notes	7.000%	6/15/25	4,609,000	4,606,134	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,958,000	2,946,286
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	6,900,000	6,564,060	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	17,672,000	16,190,556	(b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	1/15/27	6,473,000	6,554,094
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	5,128,000	5,461,894	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report	3

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	$750,000	$748,898	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	2,000,000	2,111,944	(a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	4,090,000	4,031,799	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	19,643,000	19,020,199	(b)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	39,023,000	38,413,870	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	13,119,000	12,639,702	(a)
Northriver Midstream Finance LP, Senior Secured Notes	5.625%	2/15/26	8,966,000	8,908,683	(a)
Petroleos Mexicanos, Senior Notes	5.950%	1/28/31	2,545,000	2,042,691
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,500,000	2,996,010
Rockcliff Energy II LLC, Senior Notes	5.500%	10/15/29	2,000,000	1,873,431	(a)
Sitio Royalties Operating Partnership LP/ Sitio Finance Corp., Senior Notes	7.875%	11/1/28	17,000,000	17,598,247	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	1,750,000	1,761,677	(a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	22,210,000	21,691,168	(a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	12,430,000	12,688,681	(a)

Total Oil, Gas & Consumable Fuels				204,079,723

TOTAL ENERGY				226,140,748

FINANCIALS - 24.3%
Banks - 2.9%
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	6,530,000	6,455,516	(c)
Huntington National Bank, Senior Notes (4.008% to 5/16/24 then SOFR + 1.205%)	4.008%	5/16/25	620,000	617,691	(c)
KeyCorp, Senior Notes	2.550%	10/1/29	2,969,000	2,510,661
Popular Inc., Senior Notes	7.250%	3/13/28	12,950,000	13,279,933
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	13,650,000	13,637,217	(a)(c)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	$8,440,000	$7,287,640	(c)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	11,259,000	9,719,444	(c)

Total Banks				53,508,102

Capital Markets - 0.3%
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	4,500,000	4,320,435	(c)

Consumer Finance - 9.7%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	19,317,000	19,301,373	(c)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	6,322,000	6,323,472
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	10,426,000	11,227,040	(a)
Discover Financial Services, Senior Notes (7.964% to 11/2/33 then SOFR + 3.370%)	7.964%	11/2/34	21,505,000	24,378,860	(c)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	9,150,000	9,384,484	(a)
Enova International Inc., Senior Notes	8.500%	9/15/25	3,250,000	3,245,461	(a)
Enova International Inc., Senior Notes	11.250%	12/15/28	9,200,000	9,733,940	(a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	13,329,000	14,228,881	(a)
PRA Group Inc., Senior Notes	8.375%	2/1/28	9,540,000	9,500,185	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	9,431,000	7,956,397	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	27,986,000	26,182,582	(a)
Synchrony Bank, Senior Notes	5.400%	8/22/25	1,292,000	1,280,583
Synchrony Financial, Senior Notes	2.875%	10/28/31	2,850,000	2,276,175
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	22,618,000	22,479,126
World Acceptance Corp., Senior Notes	7.000%	11/1/26	13,989,000	13,027,037	(a)

Total Consumer Finance				180,525,596

Financial Services - 8.3%
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	28,183,000	27,699,673	(a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	1,800,000	1,907,341	(a)
Enact Holdings Inc., Senior Notes	6.500%	8/15/25	15,648,000	15,660,675	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	20,095,000	20,081,761	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	10,096,000	9,804,709	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report	5

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Services - continued
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	$17,050,000	$17,472,192	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	8,210,000	8,299,514	(a)
PennyMac Financial Services Inc., Senior Notes	4.250%	2/15/29	7,623,000	6,975,768	(a)
PennyMac Financial Services Inc., Senior Notes	5.750%	9/15/31	860,000	798,584	(a)
Radian Group Inc., Senior Notes	4.500%	10/1/24	8,889,000	8,818,824
United Wholesale Mortgage LLC, Senior Notes	5.500%	11/15/25	3,600,000	3,570,823	(a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	4,167,000	4,055,192	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	31,156,000	29,496,909	(a)

Total Financial Services				154,641,965

Insurance - 3.1%
Ardonagh Finco Ltd., Senior Secured Notes	7.750%	2/15/31	5,750,000	5,729,910	(a)
Ardonagh Group Finance Ltd., Senior Notes	8.875%	2/15/32	11,500,000	11,366,686	(a)
GTCR AP Finance Inc., Senior Notes	8.000%	5/15/27	4,550,000	4,568,309	(a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	5,000,000	5,047,160	(a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	21,570,000	21,673,791	(a)
NFP Corp., Senior Secured Notes	7.500%	10/1/30	8,753,000	9,228,822	(a)

Total Insurance				57,614,678

TOTAL FINANCIALS				450,610,776

HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.6%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	8,010,000	6,551,720	(a)
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	4,263,000	3,714,174	(a)

Total Health Care Equipment & Supplies				10,265,894

Health Care Providers & Services - 0.1%
DaVita Inc., Senior Notes	3.750%	2/15/31	2,607,000	2,184,984	(a)

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	9,609,000	9,607,942

TOTAL HEALTH CARE				22,058,820

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 9.9%
Aerospace & Defense - 0.3%
TransDigm Inc., Senior Notes	7.500%	3/15/27	$6,192,000	$6,202,217

Air Freight & Logistics - 0.6%
Cargo Aircraft Management Inc., Senior Notes	4.750%	2/1/28	11,905,000	10,775,776	(a)

Building Products - 1.1%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	8,405,000	9,034,585	(a)
IEA Energy Services LLC, Senior Notes	6.625%	8/15/29	11,387,000	10,986,900	(a)

Total Building Products				20,021,485

Construction & Engineering - 1.0%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	14,885,000	14,714,305	(a)
Pike Corp., Senior Notes	5.500%	9/1/28	3,900,000	3,737,000	(a)

Total Construction & Engineering				18,451,305

Electrical Equipment - 2.2%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	14,244,000	14,325,078	(a)
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	4,580,000	4,692,294	(a)
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	6,389,000	6,632,593	(a)
WESCO Distribution Inc., Senior Notes	7.125%	6/15/25	16,266,000	16,289,476	(a)

Total Electrical Equipment				41,939,441

Ground Transportation - 1.2%
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	17,430,000	17,651,867	(a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	3,980,000	4,078,417	(a)

Total Ground Transportation				21,730,284

Passenger Airlines - 1.9%
Air Canada Pass-Through Trust	5.250%	4/1/29	1,149,855	1,131,675	(a)
Air Canada Pass-Through Trust	3.300%	1/15/30	5,102,795	4,628,901	(a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	28,875,000	28,750,858	(a)
British Airways PLC Pass-Through Trust	3.300%	12/15/32	2,030,143	1,826,454	(a)

Total Passenger Airlines				36,337,888

Professional Services - 1.3%
Concentrix Corp., Senior Notes	6.850%	8/2/33	24,242,000	24,111,394

Trading Companies & Distributors - 0.3%
Aircastle Ltd., Senior Notes	6.500%	7/18/28	5,024,000	5,128,499	(a)

TOTAL INDUSTRIALS				184,698,289

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report	7

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 1.7%
Connect Finco SARL/Connect US
Finco LLC, Senior Secured Notes	6.750%	10/1/26	$1,119,000	$1,097,689	(a)
Nokia oyj, Senior Notes	6.625%	5/15/39	12,416,000	12,111,254
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	19,749,000	18,714,952	(a)

Total Communications Equipment				31,923,895

IT Services - 1.2%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	10,095,000	9,975,173	(a)
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	8,584,000	7,539,946	(a)
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	4,300,000	4,038,274	(a)

Total IT Services				21,553,393

Semiconductors & Semiconductor Equipment - 0.8%
Qorvo Inc., Senior Notes	3.375%	4/1/31	16,424,000	14,139,648	(a)

Software - 0.0%††
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	1,003,000	903,948	(a)

TOTAL INFORMATION TECHNOLOGY				68,520,884

MATERIALS - 4.6%
Chemicals - 3.6%
Ashland Inc., Senior Notes	6.875%	5/15/43	8,157,000	8,399,451
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	31,246,000	31,127,971	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	27,671,000	27,630,883	(a)

Total Chemicals				67,158,305

Metals & Mining - 1.0%
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	8,933,000	9,043,970	(a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	400,000	408,575	(a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	2,065,000	2,177,438	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	6,301,000	6,333,267	(a)

Total Metals & Mining				17,963,250

TOTAL MATERIALS				85,121,555

REAL ESTATE - 1.5%
Health Care REITs - 0.4%
National Health Investors Inc., Senior Notes	3.000%	2/1/31	8,802,000	7,233,516

Hotel & Resort REITs - 0.7%
XHR LP, Senior Secured Notes	6.375%	8/15/25	7,241,000	7,255,699	(a)
XHR LP, Senior Secured Notes	4.875%	6/1/29	6,600,000	6,115,383	(a)

Total Hotel & Resort REITs				13,371,082

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Management & Development - 0.4%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	$8,185,000	$7,894,248	(a)

TOTAL REAL ESTATE				28,498,846

UTILITIES - 1.3%
Electric Utilities - 0.5%
NRG Energy Inc., Senior Secured Notes	3.750%	6/15/24	8,650,000	8,604,682	(a)

Water Utilities - 0.8%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	15,786,000	15,973,127	(a)

TOTAL UTILITIES				24,577,809

TOTAL CORPORATE BONDS & NOTES (Cost - $1,536,247,332)				1,558,977,900

SENIOR LOANS - 4.9%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.8%
J&J Ventures Gaming LLC, Delayed Draw Loan (1 mo. Term SOFR + 4.364%)	9.695%	4/26/28	8,000,000	7,940,000	(c)(d)(e)
Station Casinos LLC, Term Loan Facility B	—	3/14/31	2,500,000	2,499,713	(f)
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.350%)	8.679%	12/14/29	4,987,500	5,004,956	(c)(d)(e)

TOTAL CONSUMER DISCRETIONARY				15,444,669

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Whitewater DBR Holdco LLC, Initial Term Loan (3 mo. Term SOFR + 2.750%)	8.052%	2/17/31	7,000,000	7,020,405	(c)(d)(e)

FINANCIALS - 1.0%
Insurance - 1.0%
AssuredPartners Inc., 2024 Term Loan (1 mo. Term SOFR + 3.500%)	8.827%	2/14/31	1,000,000	1,002,500	(c)(d)(e)
HUB International Ltd., Initial Term Loan (3 mo. Term SOFR + 3.250%)	8.574%	6/20/30	4,987,500	4,994,956	(c)(d)(e)
Truist Insurance Holdings LLC, Term Loan B	—	3/24/31	13,000,000	12,994,540	(f)

TOTAL FINANCIALS				18,991,996

HEALTH CARE - 1.1%
Health Care Providers & Services - 1.0%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	9.309%	9/27/30	18,000,000	17,911,170	(c)(d)(e)

Health Care Technology - 0.1%
Cotiviti Holdings Inc., Term Loan	—	2/24/31	2,500,000	2,496,875	(f)

TOTAL HEALTH CARE				20,408,045

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report	9

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 0.5%
Passenger Airlines - 0.5%
WestJet Loyalty LP, Initial Term Loan (1 mo. Term SOFR + 3.750%)	9.068%	2/14/31	$9,000,000	$9,011,250	(c)(d)(e)(f)

INFORMATION TECHNOLOGY - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Xerox Corp., Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.330%	11/15/29	7,110,000	7,152,233	(c)(d)(e)

REAL ESTATE - 0.2%
Hotel & Resort REITs - 0.2%
RHP Hotel Properties LP, Term Loan B (1 mo. Term SOFR + 2.750%)	8.077%	5/20/30	2,950,000	2,956,269	(c)(d)(e)

UTILITIES - 0.5%
Electric Utilities - 0.5%
NRG Energy Inc., Term Loan	—	3/27/31	10,000,000	9,993,800	(f)

TOTAL SENIOR LOANS (Cost - $89,884,783)				90,978,667

ASSET-BACKED SECURITIES - 0.1%
ALESCO Preferred Funding Ltd., Class PNN	0.000%	3/23/35	621,631	259,291	(a)(g)(h)
ALESCO Preferred Funding Ltd., Class PNNE	0.000%	3/23/35	336,608	133,835	(a)(g)(h)
Fort Sheridan ABS CDO Ltd., 2005-1A, Class PPN2	0.000%	11/5/41	611,948	297,618	(a)(g)(h)
Taberna Preferred Funding I Ltd., 2005-1A, Class PPN2	0.000%	7/5/35	1,175,564	489,733	(a)(g)(h)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,558,529)				1,180,477

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,628,690,644)				1,651,137,044

			SHARES
SHORT-TERM INVESTMENTS - 10.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $199,297,447)	5.242%		199,297,447	199,297,447	(i)(j)

TOTAL INVESTMENTS - 99.7% (Cost - $1,827,988,091)				1,850,434,491
Other Assets in Excess of Liabilities - 0.3%				5,812,020

TOTAL NET ASSETS - 100.0%				$1,856,246,511

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	All or a portion of this loan has not settled as of March 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Restricted security (Note 3).

(i)	Rate shown is one-day yield as of the end of the reporting period.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $199,297,447 and the cost was $199,297,447 (Note 2).

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report	11

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund, which had no operations prior to July 30, 2021 other than its organization, acquired the assets and liabilities of Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), a series of the Diamond Hill Funds (the “Predecessor Fund’s Trust”), on July 30, 2021. As a result of the reorganization (the “Reorganization”), the Predecessor Fund is the accounting survivor and the Fund is the legal entity successor. No costs associated with the Reorganization were incurred by the Fund or Predecessor Fund. Additionally, the Reorganization was a tax-free event. Performance shown for the Fund’s Class A, Class I and Class IS shares for the periods prior to July 30, 2021, is the performance of the Predecessor Fund’s Investor shares, Class I shares and Class Y shares, respectively. Shareholders of Investor shares, Class I shares and Class Y shares of the Predecessor Fund received an equivalent number of Class A, Class I and Class IS shares of the Fund, respectively, which had net asset values per share equivalent to the shares of the Predecessor Fund. As the accounting survivor, past performance and operating history of the Predecessor Fund are included in these financial statements.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the

12	BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report	13

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,558,977,900	—	$1,558,977,900
Senior Loans	—	90,978,667	—	90,978,667
Asset-Backed Securities	—	1,180,477	—	1,180,477

Total Long-Term Investments	—	1,651,137,044	—	1,651,137,044
Short-Term Investments†	$199,297,447	—	—	199,297,447

Total Investments	$199,297,447	$1,651,137,044	—	$1,850,434,491

† See Schedule of Investments for additional detailed categorizations.

14	BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

		Purchased		Sold
	Affiliate Value at December 31, 2023	Cost	Shares	Proceeds	Shares	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$189,881,342	$181,891,358	181,891,358	$172,475,253	172,475,253	—	$2,401,221	—	$199,297,447

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Face Amount	Acquisition Date	Cost	Fair Value at 3/31/2024		Value Per Unit	Percent of Net Assets
ALESCO Preferred Funding Ltd., Class PNN	$621,631	12/04, 7/05, 1/06	$621,631	$259,291	(a)	$0.42	0.01%
ALESCO Preferred Funding VI Ltd., Class PNNE	$336,608	3/05, 1/06	336,608	133,835	(a)	0.40	0.01
Fort Sheridan ABS CDO Ltd., 2005-1A, Class PPN2	$611,948	3/05, 5/06, 12/09	530,321	297,618	(a)	0.49	0.01
Taberna Preferred Funding I Ltd., 2005-1A, Class PPN2	$1,175,564	3/05, 5/06, 12/09	1,069,969	489,733	(a)	0.42	0.03

			$2,558,529	$1,180,477			0.06%

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report	15